91-532

[Note: Form 19b-4(e) will not appear in the Code of Federal Regulations.]

For Internal Use Only
See File No. 91 -

[redacted]

Submit 1 Original
and 9 Copies

OMB Approval No.: 3235-0504
Expires: 07/31/2001
Estimated average burden hours per response: 2.00

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   New York Stock Exchange, Inc
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Open-end Management Investment Company
3. Class of New Derivative Securities Product:
   Investment Company Units (Exchange Traded Fund)
4. Name of Underlying Instrument:
   iShares® Russell Microcap™ Index Fund (based on the Russell MicrocapX™ Index)
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Broad-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   IWC
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   NYSE, Nasdaq Stock Market, Amex
8. Settlement Methodology of New Derivative Securities Product:
   Regular-way trades settle on T+3 / Book-entry only held in DTC.
9. Position Limits of New Derivative Securities Product (if applicable):
   N/A

Part II — Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

Title:
Assistant Corporate Secretary

Telephone Number:
(212) 656-2062

Manual Signature of Official Responsible for Form:
Mary Yeager

Date: 8/19/05

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUGUST 22, 2005

Mary Yeager
Assistant Secretary

NYSE

New York Stock Exchange, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

August 19, 2005

SECURITIES AND EXCHANGE COMMISSION
RECEIVED

AUG 2 2 2005

DIVISION OF MARKET REGULATION

Ms. Gail Jackson
Paralegal
Division of Market Regulation
Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549-9303

Re: Form 19b-4(e) for iShares® Russell Microcap™ Index Fund

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the New York Stock Exchange, Inc. ("Exchange") encloses for filing one original and nine copies of a Form 19b-4(e) for iShares® Russell Microcap™ Index Fund ("Fund").

The Fund is listed on the Exchange and began trading on August 16, 2005. The Exchange's rules for listing and trading products of this nature are found in Section 703.16 of the Exchange's Listed Company Manual.

Sincerely,

[signature]

Enclosure

cc: Nancy Sanow
Florence Harmon
Katherine England

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	AUGUST 22, 2005